FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
Fair Value Measurements
Unrealized gains (losses)		$ 0.0
Money Market Funds
Fair Value Measurements
Unrealized gains (losses)	$ 0.0
Level 1
Fair Value Measurements
Available-for-sale securities		$ 3.6
Level 1 | Money Market Funds
Fair Value Measurements
Available-for-sale securities	$ 0.2